Transamerica BlackRock Tactical Allocation VP Average Annual Total Returns		12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	[1],[2]	13.15%	[1],[2]	17.56%	14.09%		14.29%	[1],[2]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)					2.01%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%		9.47%				8.70%	8.72%
Performance Inception Date	May 01, 2017
Initial
Prospectus [Line Items]
Average Annual Return, Percent		11.94%		5.68%					7.07%
Performance Inception Date	May 01, 2011
Service
Prospectus [Line Items]
Average Annual Return, Percent		11.72%		5.42%					6.81%
Performance Inception Date	May 01, 2009

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.